Organization and Business Description	12 Months Ended
Mar. 31, 2026
Organization and Business Description [Abstract]
Organization and Business Description

1. Organization and Business Description

Organization and Nature of Operations

Skyline Builders Group Holding Limited (“Skyline Group”) was incorporated under the laws of the Cayman Islands as an exempted company with limited liability on June 25, 2024. It is a holding company with no business operation.

The Company conducts its primary operations through its indirectly wholly-owned subsidiary, Kin Chiu Engineering Limited (“Kin Chiu”) and Kin Chiu Development Company Limited (“Kin Chiu Development”) which is incorporated and domiciled in Hong Kong SAR; Kin Chiu and Kin Chiu Development principally engage in public civil engineering works, such as road and drainage works, in Hong Kong. It is the wholly-owned subsidiary of Skyline Builders (BVI) Holding Limited which was incorporated and is domiciled in British Virgin Islands (collectively, the “Company”).

Global Critical Minerals LLC (“GCM LLC”) was incorporated in the Delaware, United States of America with limited liability on March 13, 2026, as a wholly-owned subsidiary of the Company. GCM LLC is an investment holding company with no business operation.

The accompanying consolidated financial statements reflect the activities of the Company and the following entities:

Parent and subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Skyline Group	June 25, 2024	Cayman Islands	Parent	Investment holding
Skyline Builders (BVI) Holding Limited	June 27, 2024	British Virgin Islands	100%	Investment holding
Kin Chiu	April 24, 2012	Hong Kong	100%	Undertaking civil engineering works
Kin Chiu Development*	April 10, 2021	Hong Kong	100%	Undertaking civil engineering works
GCM LLC	March 13, 2026	United States of America	100%	Investment holding

*	Acquired on November 17, 2025 (Note 17)

Reorganization and Share Issuance

Skyline Group was an exempted company with limited liability incorporated under the laws of the Cayman Islands on June 25, 2024. The authorized share capital of Skyline Group is US$50,000 divided into 5,000,000,000 ordinary shares with a par value of US$0.00001. Upon inception, the sole shareholder of Skyline Group, Supreme Development (BVI) Holdings Limited, held 5,000,000,000 ordinary shares of Skyline Group.

Skyline Builders (BVI) Holding Limited was incorporated on June 27, 2024 under the laws of the British Virgin Islands, as an intermediate holding company. The sole shareholder of Skyline Builders (BVI) Holding Limited, Skyline Builders Group Holding Limited, holds 50,000 ordinary shares.

On July 24, 2024, Skyline Builders (BVI) Holding Limited acquired 7,450,000 shares, being the entire issued share capital, of Kin Chiu from Mr. Ngo Chiu Lam at the consideration of HK$1. Subsequent to the transfer, Kin Chiu became an indirect wholly-owned subsidiary of Skyline Group.

On July 24, 2024, Supreme Development (BVI) Holdings Limited proposed to surrender 4,973,495,000 ordinary shares to Skyline Group for cancellation, and Skyline Group approved the surrender and cancellation of such shares on the same day. Subsequent to the surrender, Skyline Group was wholly owned as to 26,505,000 ordinary shares by Supreme Development (BVI) Holdings Limited.

On July 24, 2024, Skyline Group passed board resolutions and shareholder resolutions to re-designate (a) 4,923,495,000 authorized but unissued ordinary shares of par value of US$0.00001 each into 4,923,495,000 Class A Ordinary Shares of par value of US$0.00001 each; and (b) 50,000,000 authorized but unissued ordinary shares of par value of US$0.00001 each into 50,000,000 Class B Ordinary Shares of par value of US$0.00001 each, and re-designated a total of 26,505,000 issued ordinary shares of par value of US$0.00001 owned by Supreme Development (BVI) Holdings Limited) each into 26,505,000 Class A ordinary shares of par value of US$0.00001 each. Subsequent to the re-designation, Skyline Group was owned as to 26,505,000 Class A Ordinary Shares by Supreme Development (BVI) Holdings Limited. Simultaneously, Skyline Group issued 1,995,000 Class B ordinary shares of par value of US$0.00001 each to Supreme Development (BVI) Holdings Limited. On the same day, Skyline Group also adopted an amended and restated memorandum and articles of association.

On July 30, 2024, Supreme Development (BVI) Holdings Limited entered into Sale and Purchase Agreements with Greet Harmony Global Limited, Ever Glory (BVI) Holdings Limited, Tight Core Limited, Mitsui Holding Co. Limited, Great Sage International Limited and Omen Wealth Limited, respectively. Pursuant to the Sales and Purchase Agreements, Supreme Development (BVI) Holdings Limited was to sell, and Greet Harmony Global Limited, Ever Glory (BVI) Holdings Limited, Tight Core Limited, Mitsui Holding Co. Limited, Great Sage International Limited and Omen Wealth Limited were to acquire, 4.90%, 4.90%, 4.90%, 4.80%, 4.80% and 4.70% of the issued Class A equity interests in Skyline Builders Group Holding Limited, at the consideration of US$292,456, US$292,456, US$292,456, US$286,488, US$286,488 and US$280,519, respectively. On the same date, Supreme Development (BVI) Holdings Limited executed the instrument of transfers whereby Supreme Development (BVI) Holdings Limited had transferred 1,298,745, 1,298,745, 1,298,745, 1,272,240, 1,272,240 and 1,245,735 Class A Ordinary Shares, out of its 26,505,000 Class A Ordinary Shares, to Greet Harmony Global Limited, Ever Glory (BVI) Holdings Limited, Tight Core Limited, Mitsui Holding Co. Limited, Great Sage International Limited and Omen Wealth Limited, respectively. Subsequent to the transfers, Skyline Builders Group Holding Limited is owned as to (i) 18,818,550 Class A Ordinary Shares and 1,995,000 Class B Ordinary Shares by Supreme Development (BVI) Holdings Limited; and (ii) 1,298,745, 1,298,745, 1,298,745, 1,272,240, 1,272,240 and 1,245,735 Class A Ordinary Shares by Greet Harmony Global Limited, Ever Glory (BVI) Holdings Limited, Tight Core Limited, Mitsui Holding Co. Limited, Great Sage International Limited and Omen Wealth Limited, respectively.